Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001527469
Registrant Name	Athene Holding Ltd.
Registration File Number	333-276340
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES